Current and Deferred Income Tax	12 Months Ended
Dec. 31, 2023
Current and Deferred Income Tax [Abstract]
Current and deferred income tax
18.	Current and deferred income tax

Income tax expense (recovery)

	December 31, 2023	December 31, 2022
	$	$

Current tax expense (recovery)
Current period	2,450

Deferred tax expense (recovery)
Orgination and reversal of temporary differences	(4,631,094)	(2,949,101)
Change in tax rate	(321,972)
Change in unrecognized temporary differences	4,953,071	2,949,101
Income tax expense (recovery)	2,455	-

The actual income tax provision differs from the expected amount calculated by applying the Canadian combined federal and provincial corporate tax rates to income before tax. These differences result from the following:

	December 31, 2023	December 31, 2022
	$	$
Loss before income tax	(22,385,977)	(16,515,389)
Statutory income tax rate	27%	27%
Expected income tax expense (recovery)	(6,044,214)	(4,459,155)
Increase (decrease) resulting from:
Change in unrecognized temporary differences	4,953,071	2,949,101
Permanent differences	1,135,213	1,159,884
Change in tax rate	(321,972)	-
Effect of tax rates in foreign jurisdictions	221,891	146,727
Share issue costs	-	201,740
Other	58,461	1,703
Income tax expense (recovery)	2,450	-

Recognized deferred tax assets and liabilities

Deferred tax assets are attributable to the following:

	December 31, 2023	December 31, 2022
	$	$
Loss carryforwards	2,136,465	488,823
Lease liability and other	166,894	-
Deferred tax assets	2,303,159	488,823
Set-off of tax	(2,303,159)	(488,823)
Net deferred tax assets	-	-

Deferred tax liabilities are attributable to the following:

	December 31, 2023 $	December 31, 2022 $
Intangible assets	(37,659)	(39,481)
Right-of-use assets	(119,784)	(42,472)
Fixed assets	(913,369)	(276,699)
Convertible note	(182,600)	-
Marketable securities	(1,049,747)	(130,171)
Deferred tax liabilities	(2,303,159)	(488,823)
Set-off of tax	2,303,159	488,823
Net deferred tax liability	-	-

Unrecognized deferred tax assets

	December 31, 2023	December 31, 2022
	$	$
Deductible temporary differences	16,045,512	3,920,076
Tax losses	40,067,059	26,069,552
	56,112,571	29,989,628

Deferred tax assets have not been recognized in respect of the above items, because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.

The Company has Canadian non-capital loss carryforwards of $42,405,288 (December 31, 2022 - $28,628,469), that will start expiring in 2028 and US federal net operating loss carryforwards of $27,093,435 (December 31, 2022 - $21,099,321), of which $21,217,214 can be carried forward indefinitely and $5,876,221 that will start expiring in 2027.